As filed with the Securities and Exchange Commission on July 9, 1998

                                               Securities Act File No. 333-48119


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

                        Pre-Effective Amendment No. /__/

                       Post-Effective Amendment No. 1 /X/

                                   PIMCO FUNDS
               (Exact Name of Registrant as Specified in Charter)

            840 Newport Center Drive, Newport Beach, California 92660
               (Address of Principal Executive Offices) (Zip Code)

                                 (714) 760-4867
                  (Registrant's Area Code and Telephone Number)

                                 R. Wesley Burns
                      Pacific Investment Management Company
                            840 Newport Center Drive
                         Newport Beach, California 92660
                     (Name and Address of Agent for Service)

                                 With copies to:

Newton B. Schott, Jr., Esq.        Robert W. Helm, Esq.          Joseph B. Kittredge, Esq.
PIMCO Funds Distributors LLC       Dechert Price & Rhoads        Ropes & Gray
2187 Atlantic Street               1775 Eye Street, N.W.         One International Place
Stamford, Connecticut 06902        Washington, D.C. 20006        Boston, Massachusetts 02110

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Title of Securities Being Registered: Class A, Class B, and Class C shares of beneficial interest of the registrant's PIMCO Municipal Bond Fund. No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

Pursuant to Rule 429 under the Securities Act of 1933, this registration statement relates to shares of beneficial interest previously registered on Form N-1A (File No. 33-12113).

                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive proxy statement/prospectus filed on EDGAR on April 27, 1998 (File No. 333-48119), and the definitive Statement of Additional Information filed on EDGAR on April 28, 1998 (File No. 333-48119).

                                     PART C


                                OTHER INFORMATION


Item 15. Indemnification

          Reference is made to Article IV of the Registrant's Declaration of Trust, which was filed with the Registrant's initial Registration Statement on Form N-1A and refiled as an exhibit to Post-Effective
          Amendment No. 37 to such Registration Statement, and which is incorporated by reference herein.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

          (1)      (i)      Form of Declaration of Trust of Registrant7/

                   (ii) Form of Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $0.0001 Per Share8/

          (2)      Form of By-laws of Registrant7/

          (3)      Not Applicable

          (4)      Form of Agreement and Plan of Reorganization*

          (5)      See Exhibits 1 and 2.

          (6)      (i)      Form of Investment Advisory Contract7/

                   (ii)     Form of Amendment to Investment Advisory Contract7/

                   (iii) Form of Supplement to Investment Advisory Contract Relating to StocksPLUS Short Strategy Fund2/

                   (iv) Form of Supplement to Investment Advisory Contract Relating to Balanced Fund3/

                   (v) Form of Supplement to Investment Advisory Contract Relating to Global Bond Fund II5/

                   (vi) Form of Supplement to Investment Advisory Contract Relating to Real Return Bond Fund5/

                   (vii) Supplement to Investment Advisory Contract Relating to Low Duration Mortgage, Total Return Mortgage, Emerging Markets Bond and Emerging Markets
                            Bond II Funds6/

                   (viii) Supplement to Investment Advisory Contract Relating to Municipal Bond Fund9/

          (7)      Form of Amended and Restated Distribution Contract9/

          (8)      Not Applicable

          (9)      Form of Custodian Agreement7/

          (10)     (i)      Form of Distribution and Servicing Plan for Class A
                            Shares4/

                   (ii) Form of Distribution and Servicing Plan for Class B Shares4/

                   (iii) Form of Distribution and Servicing Plan for Class C Shares4/

                   (iv) Form of Amended and Restated Distribution Plan for Administrative Class Shares7/

                   (v) Form of Amended and Restated Administrative Services Plan for Administrative Class Shares7/

                   (vi)     Form of Amended and Restated Multi-Class Plan9/

          (11)     Opinion and Consent of Counsel10/

          (12) Opinion and Consent of Counsel supporting tax matters and consequences.

          (13)     (i)      Form of Transfer Agency Agreement7/

                   (ii) Form of Transfer Agency Agreement with Shareholder Services, Inc.1/

                   (iii)    Form of  Amended  and  Restated  Administration
                            Agreement9/

                   (iv)     Form of Shareholder Servicing Agreement9/

          (14)     Consents of Independent Auditors11/

          (15)     Not Applicable

          (16)     Powers of Attorney10/

          (17)     Not Applicable

                  ------------------------------------

     1/ Filed with Post-Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File No. 2-87203) on November 30, 1995.

     2/ Filed with Post-Effective Amendment No. 27 to the Registration Statement of PIMCO Funds (File No. 33-12113) on January 16, 1996.

     3/ Filed with Post-Effective Amendment No. 28 to the Registration Statement of PIMCO Funds (File No. 33-12113) on April 1, 1996.

     4/ Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996.

     5/ Filed with Post-Effective Amendment No. 33 to the Registration Statement of PIMCO Funds (File No. 33-12113) on January 13, 1997.

     6/ Filed with Post-Effective Amendment No. 36 to the Registration Statement of PIMCO Funds (File No. 33-12113) on July 11, 1997.

     7/ Filed with Post-Effective Amendment No. 37 to the Registration Statement of PIMCO Funds (File No. 33-12113) on November 17, 1997.

     8/ Filed with Post-Effective Amendment No. 39 to the Registration Statement of PIMCO Funds (File No. 33-12113) on December 31, 1997.

     9/ Filed with Post-Effective Amendment No. 40 to the Registration Statement of PIMCO Funds (File No. 33-12113) on March 13, 1998.

     10/ Filed with the initial Registration Statement on Form N-14 (File No. 333-48119) on March 17, 1998.

     11/ Filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-48119) on April 21, 1998.

     *    Filed as Appendix "A" to the Proxy Statement/Prospectus.

Item 17. Undertakings

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 8th day of July, 1998.

                                   PIMCO FUNDS
                                  (Registrant)

                               By:  ___________________________________
                                             R. Wesley Burns*
                                             President

                           *By:  /s/ Robert W. Helm
                                _______________________________________
                                 Robert W. Helm, as attorney-in-fact

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                            Title                  Date

____________________________         Trustee                July 8, 1998
Guilford C. Babcock*


____________________________         Trustee                July 8, 1998
Thomas P. Kemp*


____________________________         Trustee                July 8, 1998
Brent R. Harris*


____________________________         Trustee                July 8, 1998
William J. Popejoy*


____________________________         Trustee                July 8, 1998
Vern O. Curtis*


____________________________         Trustee and            July 8, 1998
R. Wesley Burns*                     President (Principal
                                     Executive Officer)

____________________________         Treasurer              July 8, 1998
John P. Hardaway*                    Principal Financial
                                     and Accounting
                                     Officer)


*By:  /s/ Robert W. Helm
    _______________________________
         Robert W. Helm,
         as attorney-in-fact

* Pursuant to power of attorney filed with the initial Registration Statement on Form N-14 (File No. 333-48119) on March 17, 1998.

                                  EXHIBIT INDEX


Exhibit No.                Exhibit Name

12 Opinion and Consent of Counsel supporting tax matters and consequences